Cover Page Document	Feb. 24, 2020
Cover page.
Entity Central Index Key	0001389050
Amendment Flag	false
Document Type	8-K
Document Period End Date	Feb. 24, 2020
Entity File Number	001-33666
Entity Registrant Name	ARCHROCK, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-3204509
Entity Address, Street	9807 Katy Freeway
Entity Address, Suite	Suite 100
Entity Address, City	Houston
Entity Address, State	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	836-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, $0.01 par value per share
Trading Symbol	AROC
Name of exchange on which registered	NYSE
Entity Emerging Growth Company	false